SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [text block] [Abstract]
SEGMENTAL INFORMATION

NOTE 5 - SEGMENTAL INFORMATION

As of December 31, 2020, the Company considers that it has a single operating segment, Air Transport. This segment corresponds to the route network for air transport and is based on the way in which the business is managed, according to the centralized nature of its operations, the ability to open and close routes, as well as reassignment (airplanes, crew, personnel, etc.) within the network, which implies a functional interrelation between all of them, making them inseparable. This segment definition is one of the most common in the worldwide airline industry.

The Company’s revenues by geographic area are as follows:

	For the year ended
	At December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Peru	297,549	801,965	705,133
Argentina	172,229	584,959	989,883
U.S.A.	505,145	1,004,238	985,919
Europe	338,565	726,165	782,197
Colombia	177,007	380,449	372,794
Brazil	1,304,006	3,949,797	3,433,877
Ecuador	112,581	203,334	203,842
Chile	638,225	1,546,960	1,591,313
Asia Pacific and rest of Latin America	378,360	872,196	830,498
Income from ordinary activities	3,923,667	10,070,063	9,895,456
Other operating income	411,002	360,864	472,758

The Company allocates revenues by geographic area based on the point of sale of the passenger ticket or cargo. Assets are composed primarily of aircraft and aeronautical equipment, which are used throughout the different countries, so it is not possible to assign a geographic area.

The Company has no customers that individually represent more than 10% of sales.